Fair Value Of Financial Instruments (Estimated Fair Value Of Financial Insruments Not Carried At Fair Value) (Details) (JPY ¥)	Mar. 31, 2012		Mar. 31, 2011
Liabilities
Securities sold under agreements to repurchase	¥ 307,083,000,000		¥ 332,337,000,000
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Assets
Cash and Cash Equivalent	1,071,000,000,000	[1]	1,620,000,000,000	[1]
Time Deposits	653,000,000,000	[1]	339,000,000,000	[1]
Deposits with stock exchanges and other segregated cash	230,000,000,000	[1]	191,000,000,000	[1]
Loans and receivables	1,290,000,000,000	[1],[2]	1,268,000,000,000	[1],[2]
Securities purchased under agreements to resell	7,663,000,000,000	[1],[3]	9,559,000,000,000	[1],[3]
Securities Borrowed	6,080,000,000,000	[1]	5,598,000,000,000	[1]
Total Assets	16,987,000,000,000	[1]	18,575,000,000,000	[1]
Liabilities
Short-term borrowings	1,186,000,000,000	[1]	1,167,000,000,000	[1]
Deposits received at banks	905,000,000,000	[1]	813,000,000,000	[1]
Securities sold under agreements to repurchase	9,928,000,000,000	[1],[3]	10,814,000,000,000	[1],[3]
Securities Loaned	1,700,000,000,000	[1]	1,710,000,000,000	[1]
Long-term borrowings	8,505,000,000,000	[1]	8,403,000,000,000	[1]
Total Liabilities	22,224,000,000,000	[1]	22,907,000,000,000	[1]
Estimate of Fair Value, Fair Value Disclosure [Member]
Assets
Cash and Cash Equivalent	1,071,000,000,000	[1]	1,620,000,000,000	[1]
Time Deposits	653,000,000,000	[1]	339,000,000,000	[1]
Deposits with stock exchanges and other segregated cash	230,000,000,000	[1]	191,000,000,000	[1]
Loans and receivables	1,286,000,000,000	[1],[2]	1,265,000,000,000	[1],[2]
Securities purchased under agreements to resell	7,663,000,000,000	[1],[3]	9,559,000,000,000	[1],[3]
Securities Borrowed	6,080,000,000,000	[1]	5,598,000,000,000	[1]
Total Assets	16,983,000,000,000	[1]	18,572,000,000,000	[1]
Liabilities
Short-term borrowings	1,186,000,000,000	[1]	1,167,000,000,000	[1]
Deposits received at banks	905,000,000,000	[1]	813,000,000,000	[1]
Securities sold under agreements to repurchase	9,928,000,000,000	[1],[3]	10,814,000,000,000	[1],[3]
Securities Loaned	1,700,000,000,000	[1]	1,710,000,000,000	[1]
Long-term borrowings	8,242,000,000,000	[1]	8,179,000,000,000	[1]
Total Liabilities	21,961,000,000,000	[1]	22,683,000,000,000	[1]
Estimate of Fair Value, Fair Value Disclosure [Member] | Level 1 [Member]
Assets
Cash and Cash Equivalent	1,071,000,000,000	[1]
Total Assets	1,071,000,000,000	[1]
Liabilities
Long-term borrowings	154,000,000,000	[1]
Total Liabilities	154,000,000,000	[1]
Estimate of Fair Value, Fair Value Disclosure [Member] | Level 2 [Member]
Assets
Time Deposits	653,000,000,000	[1]
Deposits with stock exchanges and other segregated cash	230,000,000,000	[1]
Loans and receivables	1,031,000,000,000	[1],[2]
Securities purchased under agreements to resell	7,663,000,000,000	[1],[3]
Securities Borrowed	6,080,000,000,000	[1]
Total Assets	15,657,000,000,000	[1]
Liabilities
Short-term borrowings	1,186,000,000,000	[1]
Deposits received at banks	905,000,000,000	[1]
Securities sold under agreements to repurchase	9,928,000,000,000	[1],[3]
Securities Loaned	1,700,000,000,000	[1]
Long-term borrowings	8,084,000,000,000	[1]
Total Liabilities	21,803,000,000,000	[1]
Estimate of Fair Value, Fair Value Disclosure [Member] | Level 3 [Member]
Assets
Loans and receivables	255,000,000,000	[1],[2]
Total Assets	255,000,000,000	[1]
Liabilities
Short-term borrowings	0	[1]
Long-term borrowings	4,000,000,000	[1]
Total Liabilities	¥ 4,000,000,000	[1]

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting allowance for loan losses.
[3]	Includes amounts carried at fair value through election of the fair value option and represents amounts after counterparty netting in accordance with ASC 210-20.